Expense Example	Feb. 27, 2026 USD ($)
SRH U.S. Quality GARP ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	443
SRH REIT Covered Call ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
TrueShares Quarterly Bull Hedge ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	977
TrueShares Quarterly Bear Hedge ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	977
TrueShares Seasonality Laddered Buffered ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,177
Polen International Dividend Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
TrueShares ConVequity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,013
Clough Hedged Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,209
Clough Select Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,048